Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Company's Monetary Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 499	₩ 826
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(499)	(826)
USD
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	239	221
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(239)	(221)
JPY
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	104	88
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(104)	(88)
Others
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	156	517
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ (156)	₩ (517)